Financial risk management- Fair value (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Current	[1]	$ 215.0	$ 20.3
Non-current other investments	[1]	11.2	2.3
Level 1 | Investments in Sovereign bonds
Disclosure of detailed information about financial instruments [line items]
Current		153.7	2.0
Non current		739.8	35.5
Total		893.5	37.5
Level 1 | Investments in corporate bonds
Disclosure of detailed information about financial instruments [line items]
Current		59.0	16.3
Non current		578.7	127.4
Total		637.7	143.7
Level 1 | Investments in equity instruments at fair value through other comprehensive income [Member]
Disclosure of detailed information about financial instruments [line items]
Current		2.3	2.0
Non current		39.9
Total		42.2	2.0
Level 3 | Investments in Sovereign bonds
Disclosure of detailed information about financial instruments [line items]
Total		893.5
Total			37.5
Level 3 | Investments in corporate bonds
Disclosure of detailed information about financial instruments [line items]
Total		637.7
Total			143.7
Level 3 | Investments in equity instruments at fair value through other comprehensive income [Member]
Disclosure of detailed information about financial instruments [line items]
Total		42.2
Total			2.0
Level 3 | Investments in equity instruments at fair value through profit and loss [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current other investments		11.2	2.3
Total		11.2	$ 2.3
Level 3 | Derivative instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current loans and other liabilities		(13.7)
Total		$ (13.7)

[1]	See also Note 29(b) in respect of the Group’s exposure to credit, currency, interest rate and fair value risks related to investments.